Basis of preparation of the financial statements (Tables)	12 Months Ended
Dec. 31, 2019
Basis of preparation of the financial statements
Schedule of exchange rates used to translate its foreign operations

	Closing rate			Average rate for the year ended
	2019	2018	2017	2019	2018	2017
US Dollar ("US$")	4.0307	3.8748	3.3080	3.9461	3.6558	3.1925
Canadian dollar ("CAD")	3.1034	2.8451	2.6344	2.9746	2.8190	2.4618
Euro ("EUR" or "€")	4.5305	4.4390	3.9693	4.4159	4.3094	3.6088

Summary of discount rates applied in discounting the lease liabilities at present value

Discount rate
Ports	3% to 6%
Vessels	3% to 6%
Pellets plants	3% to 6%
Properties	3% to 7%
Energy plants	4% to 5%
Locomotives	7%
Mining equipment	4% to 6%

Summary of lease liabilities recognized under IFRS 16 reconciled to the disclosed operating lease commitments under IAS 17

	Lease commitments
	disclosed on December		Present value	Lease liability recognized
	31, 2018	Contracts scoped out	adjustment	on January 1, 2019
Ports	1,131	—	(364)	767
Vessels	769	(1)	(164)	604
Pellets plants	218	(15)	(52)	151
Properties	162	(1)	(24)	137
Energy plants	94	—	(29)	65
Locomotives	68	(7)	(16)	45
Mining equipment	55	(18)	(5)	32
Total	2,497	(42)	(654)	1,801

Summary of changes in the recognized right-of-use assets and leases liabilities

	Assets
		Additions and contract			Translation	December 31,
	January 1, 2019	modifications (i)	Impairment (ii)	Depreciation	adjustment	2019
Ports	767	13	—	(41)	(5)	734
Vessels	604	28	—	(50)	—	582
Pellets plants	151	60	—	(35)	(15)	161
Properties	137	42	(16)	(30)	—	133
Energy plants	65	4	—	(7)	2	64
Locomotives	45	—	(39)	(6)	—	—
Mining equipment	32	—	—	(14)	—	18
Total	1,801	147	(55)	(183)	(18)	1,692

	Liabilities
		Additions and contract			Translation	December 31,
	January 1, 2019	modifications (i)	Payments	Interest	adjustment	2019
Ports	767	13	(55)	31	(6)	750
Vessels	604	28	(74)	22	—	580
Pellets plants	151	60	(36)	8	(8)	175
Properties	137	42	(34)	7	—	152
Energy plants	65	4	(7)	4	5	71
Locomotives	45	—	(8)	3	—	40
Mining equipment	32	—	(10)	1	—	23
Total	1,801	147	(224)	76	(9)	1,791

(i) Additions mainly relates to new administrative offices lease and to renewal of the contract with Nibrasco, a pelletizing plant, which expires in December 2022.

(ii) Relates to the impairment of coal business assets, which resulted in the provision for loss of properties e and locomotive right of use assets. Further details in relation to the impairment is disclosed in note 20.

Summary of annual minimum payments related to operating lease

	2020	2021	2022	2023	2024 onwards	Total
Ports	59	59	59	58	851	1,086
Vessels	67	65	63	62	465	722
Pellets plants	35	31	31	11	110	218
Properties	42	37	22	18	64	183
Energy plants	7	7	7	7	64	92
Locomotives	8	8	8	8	23	55
Mining equipment	7	6	6	4	4	27
Total	225	213	196	168	1,581	2,383